INTANGIBLES ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2025	$2,304.4	$2,297.4	$270.3	$462.4	$52.4	$5,386.9
Business combinations	23.6	—	19.1	5.3	—	48.0
Additions	2.5	—	—	12.0	36.9	51.4
Disposals	—	—	—	(10.4)	—	(10.4)
Transfers	—	—	—	17.9	(17.9)	—
Other	45.1	—	—	—	—	45.1
Translation differences	136.4	179.7	32.7	(2.9)	6.0	351.9
Balance at December 31, 2025	$2,512.0	$2,477.1	$322.1	$484.3	$77.4	$5,872.9
Accumulated amortization and impairment losses at January 1, 2025	176.7	18.3	132.1	342.0	—	669.1
Amortization during the period	—	—	26.4	70.7	—	97.1
Impairment losses	—	—	—	6.7	—	6.7
Disposals	—	—	—	(9.7)	—	(9.7)
Translation differences	(3.0)	3.0	15.3	(25.9)	—	(10.6)
Balance at December 31, 2025	173.7	21.3	173.8	383.8	—	752.6

Total Balance at December 31, 2025	$2,338.3	$2,455.8	$148.3	$100.5	$77.4	$5,120.3

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2024	$2,457.9	$2,446.8	$287.8	$486.4	$4.1	$5,682.9
Additions	0.8	—	—	6.6	66.3	73.7
Disposal of subsidiary	(0.5)	—	—	(11.4)	—	(11.9)
Disposals	—	—	—	(12.8)	—	(12.8)
Transfers	—	—	—	16.1	(16.1)	—
Translation differences	(153.8)	(149.4)	(17.5)	(22.5)	(1.9)	(345.1)
Balance at December 31, 2024	$2,304.4	$2,297.4	$270.3	$462.4	$52.4	$5,386.9
Accumulated amortization and impairment losses at January 1, 2024	187.9	19.8	115.5	341.1	—	664.3
Amortization during the period	—	—	23.8	37.7	—	61.5
Disposal of subsidiary	—	—	—	(7.6)	—	(7.6)
Disposals	—	—	—	(11.7)	—	(11.7)
Translation differences	(11.2)	(1.5)	(7.2)	(17.5)	—	(37.4)
Balance at December 31, 2024	176.7	18.3	132.1	342.0	—	669.1

Total Balance at December 31, 2024	$2,127.7	$2,279.1	$138.2	$120.4	$52.4	$4,717.8